PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT (PP&E)

5.	PROPERTY, PLANT AND EQUIPMENT ("PP&E")

Cost or deemed cost	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2015	$6,973.5	$88.9	$7,062.4
Additions to PP&E	89.9	1.9	91.8
Property acquisitions	1.3	—	1.3
Change in asset retirement obligations	(34.4)	—	(34.4)
Divestitures	(191.5)	—	(191.5)
Balance, December 31, 2016	$6,838.8	$90.8	$6,929.6
Additions to PP&E	120.7	0.8	121.5
Property acquisitions	0.1	—	0.1
Change in asset retirement obligations	9.3	—	9.3
Divestitures	(3,151.2)	(3.7)	(3,154.9)
Balance, December 31, 2017	$3,817.7	$87.9	$3,905.6

Accumulated depletion, amortization and impairment losses	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2015	$3,639.5	$76.1	$3,715.6
Depletion and amortization for the period	345.6	4.3	349.9
Divestitures	(102.4)	—	(102.4)
Balance, December 31, 2016	$3,882.7	$80.4	$3,963.1
Depletion and amortization for the period	204.4	3.2	207.6
Impairment	504.4	—	504.4
Divestitures	(1,871.2)	(2.5)	(1,873.7)
Balance, December 31, 2017	$2,720.3	$81.1	$2,801.4

Net book value	Oil and natural gas assets	Other equipment	Total
As at December 31, 2017
Assets held for sale	$—	$—	$—
Long term	1,097.4	6.8	1,104.2
	$1,097.4	$6.8	$1,104.2
As at December 31, 2016
Assets held for sale	$117.5	$—	$117.5
Long term	2,838.6	10.4	2,849.0
	$2,956.1	$10.4	$2,966.5

For the year ended December 31, 2017, $2.3 million (December 31, 2016 – $3.2 million) of directly attributable general and administrative costs were capitalized to PP&E.
At December 31, 2017, $5.8 million (December 31, 2016 - $5.8 million) of net book value relating to the Lindbergh project was excluded from the calculation of depletion as those amounts were considered a project in the construction phase.
Pengrowth capitalizes interest for qualifying assets in the construction phase based on costs incurred on the project and the average cost of borrowing. During the year ended December 31, 2017, $3.7 million (December 31, 2016 – $3.0 million) of interest was capitalized on the Lindbergh Project to PP&E using Pengrowth's weighted average cost of debt of 5.7 percent (December 31, 2016 – 5.7 percent).
In 2017, Pengrowth executed and completed a substantial asset disposition program to enable it to reduce indebtedness and focus on its key growth assets.
In the first quarter, Pengrowth successfully closed the sale of a 4.0 percent gross overriding royalty ("GORR") interest on its Lindbergh thermal property and certain seismic assets for proceeds of $250.0 million.
In the third quarter of 2017, Pengrowth successfully closed the disposition of its Judy Creek area assets in north central Alberta and its Olds/Garrington area assets in central Alberta for aggregate proceeds of $485.0 million, before customary adjustments.
In the fourth quarter of 2017, Pengrowth successfully closed the disposition of its remaining Swan Hills area assets in north central Alberta for proceeds of $150.0 million, before customary adjustments and closed the sale of the vast majority of its remaining non-core legacy assets in Alberta for nominal cash consideration and the assumption of abandonment and reclamation liabilities by the purchaser.
As a result of dispositions that closed in 2017, approximately $3.2 billion of costs and $1.9 billion of accumulated depletion were removed from PP&E.
IMPAIRMENT
Impairment charges recorded for the year ended December 31, 2017 totaled $634.4 million (December 31, 2016 - $nil) of which $504.4 million represented PP&E impairments. Throughout 2017's asset dispositions, there were several instances where a purchase and sale agreement ("PSA") was signed subsequent to the respective quarter end for proceeds less than net book value, therefore, being an indicator of impairment. In these situations, where the sales price in a PSA was below the carrying amount, an impairment was recorded. In addition, remaining assets in the Southern and Northern CGUs were impaired down to $nil based on the nominal value received for similar asset transactions.
Upon completion of the various asset dispositions in 2017, Pengrowth's remaining CGUs include Lindbergh, Groundbirch, Sable Offshore Energy Project ("SOEP"), Northern and Southern.